Note 6 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 17, 2012	Jul. 23, 2012	Sep. 20, 2012
Note Payble Mining Equipment 5 [Member]
Note 6 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment	$ 1,339	$ 1,339	$ 1,339
Note Payable Mining Equipment 2 [Member]
Note 6 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment	950	950	950	950
Note Payable Mining Equipment 3 [Member]
Note 6 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment	6,060	6,060	6,060		6,060
Note Payable Mining Equipment 4 [Member]
Note 6 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment	9,122	9,122	9,122
Note Payable Mining Site Vehicle [Member]
Note 6 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment	628	628	628			628
Note Payable Insurance Company [Member]
Note 6 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment	21,531	21,531	21,531
Note Payable Insurance Company 2 [Member]
Note 6 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment	$ 6,094	$ 6,094	$ 6,094